TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 4,659	$ 9,145
Decreases in tax positions for prior years	(3,772)	$ (4,486)
Increases in tax positions for prior years	2,875
Increase in tax position for current year	3,130
Uncertain tax positions, end of year	$ 6,942	$ 4,659